CAPITAL STOCK - Disclosure of detailed information about share capital, reserves and other equity interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Capital Stock [Line Items]
Balance, beginning of year	$ 268,270	$ 149,000
Share-based compensation, stock options	2,943	2,531
Stock options exercised, reallocated to capital stock	2,467	2,754
Balance, end of year	276,994	268,270
Share-based payment reserve [Member]
Disclosure Of Capital Stock [Line Items]
Balance, beginning of year	9,782	8,978
Share-based compensation, stock options	2,943	2,531
Stock options exercised, reallocated to capital stock	(1,608)	(1,619)
Stock options forfeited, reallocated to deficit	(172)	(108)
Balance, end of year	$ 10,945	$ 9,782